Property, Plant and Equipment - Schedule of Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ 1,106,846	¥ 994,308	¥ 1,089,764
Research and development expenses	526,087	455,833	492,381
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(261)	(139)	(29)
Selling, general and administrative expenses	(34)	(149)	(469)
Research and development expenses	0	(68)	(293)
Other operating expenses	(92)	(80)	(19,224)
Total	¥ (388)	¥ (436)	¥ (20,015)